Restricted Net Assets or Parent Company’s Condensed Financial Statements (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2024
Restricted Net Assets or Parent Company’s Condensed Financial Statements [Line Items]
Schedule of Condensed Balance Sheets (Unaudited)	CONDENSED BALANCE SHEETS (UNAUDITED)
	As of December 31,
	2024	2023
Assets
Cash	$4,654	$4,676
Due from subsidiaries, net	40,422,613	7,422,613
Investment in subsidiaries	13,066,029	13,680,265
Total Assets	$53,493,296	$21,107,554

Liabilities and Equity
Current liability	$1	$1
Total Liabilities	1	1
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750 and 12,238,750 shares issued and outstanding as of December 31, 2024 and 2023, respectively	7,344	1,224
Additional paid-in capital	42,998,556	8,036,676
Statutory reserves	370,683	370,683
Retained earnings	11,724,070	13,605,705
Accumulated other comprehensive loss	(1,607,358)	(906,735)
Total Hongli Group Inc. stockholders’ equity	53,493,295	21,107,553
Total Liabilities and Equity	$53,493,296	$21,107,554

Schedule of Condensed Statements of Operations (Unaudited)	CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED)
	2024	2023
Revenue	$-	$-
Share of profit in subsidiaries	86,387	864,733
Share based compensation	(1,968,000)	-
Other general and administrative expenses	(22)	(11)
Total operating expenses	(1,968,022)	(11)
Net (loss) income	(1,881,635)	864,722
Other comprehensive income (loss):
Foreign currency translation adjustments	(700,623)	(659,161)
Comprehensive income (loss)	$(2,582,258)	$205,561

Schedule of Condensed Statements Of Cash Flows (Unaudited)	CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED)
	2024	2023
Cash Flows from Operating Activities
Net (loss) income	$(1,881,635)	$864,722
Non cash adjustment	(86,387)	(864,733)
Share based compensation	1,968,000	-
Adjustments to reconcile net income to net cash used in operating activities:
Increase in accrued liabilities	-	1
Net Cash Used in Operating Activities	(22)	(10)

Cash Flows from Investing Activities:
Advance to subsidiary		(8,368,965)
Net Cash Used in Investing Activities	-	(8,368,965)

Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	-	7,228,964
Proceeds from exercise of option, net of costs	-	1,144,687
Net Cash Provided by Financing Activities	-	8,373,651

Net (decrease) increase in cash and cash equivalents	(22)	4,676
Cash and cash equivalents - beginning of the year	4,676	-
Cash and cash equivalents - end of the year	$4,654	$4,676

Non-cash investing and financing activities:
Offering costs paid by subsidiary	$-	$946,352
Proceeds of private placement deposited into WOFE account	$33,000,000	$-